Share based compensation - Equity-settled share-based compensation - Restricted Stock Units (Details) - RSU				12 Months Ended
	Dec. 31, 2025 EUR (€) shares € / shares	Jun. 11, 2025 shares director € / shares	Jun. 12, 2024 shares director € / shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 € / shares
Share-Based Compensation
Granted | shares		146,531	103,642
Subscription price per share		€ 0.1718	€ 0.1718	€ 0.1718	€ 0.1718
Number of RSUs granted on an annual basis | €	€ 130,000			€ 130,000
Number of directors | director		7	7
Number of outstanding warrants | shares	146,531			146,531
Weighted average share price at the date of exercise.	€ 6.77
Weighted average exercise price of RSU's	€ 0.1718
Fair Value Of RSU Per Share		€ 6.66	€ 7.65